Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Components of Net Interest Expense	The components of net interest expense are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Interest expense:
Debt	113	140
Other, net	30	23
Fair value (gains) losses on financial instruments (see note 20)
Debt	(14)	-
Fair value hedges	14	-
Cash flow hedges, transfer from equity	(27)	88
Net foreign exchange losses (gains) on debt	27	(88)
Net interest expense - debt and other	143	163
Net interest expense - leases	14	14
Net interest expense - pension and other post-employment benefit plans	26	24
Interest income	(40)	(76)
Net interest expense	143	125

Components of Finance Costs (Income)

The components of finance costs (income) are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Net losses (gains) due to changes in foreign currency exchange rates	51	(57)
Other	4	12
Other finance costs (income)	55	(45)